Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Income [Abstract]
Net income	$ 750.5	$ 521.9	$ 562.9
Foreign currency translation gain (loss)	74.6	(60.2)	(50.1)
Gain (loss) on derivatives recognized in other comprehensive income:
Pre-tax	14.9	(6.3)	(9.0)
Tax effect	(4.8)	1.1	2.9
(Gain) loss on derivatives reclassified from accumulated other comprehensive income to:
Revenues	5.4	(2.2)	4.9
Cost of sales	4.0	10.0	11.8
Depreciation and amortization	0.1	0.1	0.1
Tax effect	(3.0)	(1.5)	(5.2)
Actuarial gains (losses) recognized in other comprehensive income:
Pre-tax	(42.7)	(8.6)	7.4
Tax effect	9.4	0.9	(2.9)
Amortization to selling and administrative expenses of:
Prior service credits	(1.5)	(1.3)	(0.9)
Net actuarial losses	5.0	4.9	5.5
Tax effect	(0.6)	(0.6)	(1.1)
Comprehensive income	$ 811.3	$ 458.2	$ 526.3